UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22783

Oppenheimer SteelPath Master MLP Fund, LLC
(Exact name of registrant as specified in charter)

6803 S. TucsonWay
Centennial, CO 80112-3924
(Address of principal executive offices) (Zip Code)

Arthur S. Gabinet
OFI SteelPath, Inc.
Two World Financial Center
New York, NY 10281-1008
(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: March 28, 2013

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

3 | 28 | 2013

SEMIANNUAL REPORT

Oppenheimer SteelPath Master MLP Fund, LLC

OPPENHEIMERFUNDS™

THE RIGHT WAY TO INVEST

2 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

NOTES
(Unaudited)

Shares of Oppenheimer SteelPath Master MLP Fund, LLC are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933 (the “Securities Act”), as amended. Investments in the Fund may only be made by certain “accredited investors” within the meaning of Regulation D under the Securities Act, including other investment companies. This report does not constitute an offer to sell, or the solicitation of an offer to buy, any interests in the Fund.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OFI SteelPath, Inc.

The Fund commenced operations on the close of business December 28, 2012.

3 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

FUND EXPENSES
March 28, 2013 (Unaudited)

Fund Expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples for Actual Expenses are based on an investment of $1,000.00 invested at the beginning of the period, December 28, 2012 (commencement of operations) and held for the period ended March 28, 2013.

The Hypothetical Examples for Comparison Purposes are based on an investment of $1,000.00 invested on October 1, 2012 and held for the six months ended March 28, 2013.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value March 28, 2013	Expenses Paid During Six Months Ended March 28, 2013(1)(2)
Actual	$1,000.00	$1,175.00	$2.34
Hypothetical	$1,000.00	$1,020.76	$4.28

1.
Actual expenses paid are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 91/365 to reflect the period from December 28, 2012 (commencement of operations) to March 28, 2013.

2.	Hypothetical Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period).

The annualized expense ratio based on the period ended March 28, 2013 is as follows: Expense Ratio: 0.85%

4 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

PORTFOLIO ALLOCATION
March 28, 2013 (Based on Total Investments) (Unaudited)

Portfolio holdings and allocations are subject to change. Percentages are as of March 28, 2013, and are based on the total market value of investments.

See accompanying Notes to Financial Statements.

5 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

STATEMENT OF INVESTMENTS
March 28, 2013* (Unaudited)

Description	Shares	Value ($)
Master Limited Partnership Shares — 93.7%
Coal — 3.4%
Alliance Holdings GP LP	740	$38,976
Alliance Resource Partners LP	754	48,030
PVR Partners LP	959	23,121
Total Coal		110,127

Diversified — 10.1%
Enterprise Products Partners LP	2,366	142,646
ONEOK Partners LP	1,642	94,251
Williams Partners LP	1,746	90,443
Total Diversified		327,340

Gathering/Processing — 17.7%
Access Midstream Partners LP	3,253	131,324
Compressco Partners LP	890	17,524
Crosstex Energy LP	1,045	19,228
DCP Midstream Partners LP	1,684	78,491
Exterran Partners LP	2,217	58,241
MarkWest Energy Partners LP	1,344	81,648
Regency Energy Partners LP	3,275	82,137
Southcross Energy Partners LP	496	10,044
Summit Midstream Partners LP	1,519	41,970
Targa Resources Partners LP	1,018	46,848
Western Gas Equity Partners LP	233	7,973
Total Gathering/Processing		575,428

Description	Shares	Value ($)
Natural Gas Pipelines — 10.3%
Energy Transfer Equity LP	2,448	143,159
Energy Transfer Partners LP	2,239	113,495
Inergy Midstream LP	326	7,958
TC Pipelines LP	1,411	68,419
Total Natural Gas Pipelines		333,031

Petroleum Transportation — 46.4%
Buckeye Partners LP	2,368	144,827
Delek Logistics Partners LP	478	14,909
Enbridge Energy Management LLC (1)	4,782	144,510
Genesis Energy LP	2,923	140,947
Global Partners LP	2,391	85,717
Holly Energy Partners LP	3,567	143,037
Magellan Midstream Partners LP	2,678	143,085
Martin Midstream Partners LP	553	21,302
MPLX LP	351	13,145
NuStar Energy LP	2,489	132,763
NuStar GP Holdings LLC	2,269	73,742
Oiltanking Partners LP	1,179	60,601
Plains All American Pipeline LP	2,513	141,934
Sunoco Logistics Partners LP	2,192	143,357
Tesoro Logistics LP	1,390	75,018
Transmontaigne Partners LP	519	26,334
Total Petroleum Transportation		1,505,228

See accompanying Notes to Financial Statements.

6 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

STATEMENT OF INVESTMENTS (Continued)
March 28, 2013* (Unaudited)

Description	Shares	Value ($)
Shipping — 5.8%
Golar LNG Partners LP	2,309	76,197
Seadrill Partners LLC	375	10,406
Teekay LNG Partners LP	2,435	100,882
Teekay Offshore Partners LP	34	1,027
Total Shipping		188,512

Total Master Limited Partnership Shares
(identified cost $2,625,105)		3,039,666

Short-Term Investments — 8.8%
Money Market — 8.8%
Fidelity Institutional Money Market Fund, Class I, 0.097% (2)	285,858	285,858

Total Short-Term Investments
(identified cost $285,858)		285,858

Total Investments — 102.5%
(identified cost $2,910,963)		3,325,524
Liabilities In Excess of Other Assets — (2.5)%		(81,174)
Net Assets — 100.0%		$3,244,350

LLC — Limited Liability Company

LP — Limited Partnership

(1)	Non-income producing.

(2)	Variable rate security; the coupon rate represents the rate at March 28, 2013.

*	March 28, 2013 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying notes.

See accompanying Notes to Financial Statements.

7 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

STATEMENT OF ASSETS AND LIABILITIES
March 28, 2013* (Unaudited)

Assets
Investment Securities
At acquisition cost	$2,910,963
At Value	3,325,524
Receivable for investments sold	189,250
Receivable for capital stock sold	9,237
Miscellaneous Assets	3,399
Total assets	3,527,410

Liabilities
Payable for investments purchased	281,450
Payable to Advisor	1,610
Total Liabilities	283,060

Net Assets - Applicable to 276,208 shares of beneficial interest outstanding	$3,244,350

Net Asset Value, Redemption Price Per Share and Offering Price Per Share:	$11.75

*	March 28, 2013 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying notes.

See accompanying Notes to Financial Statements.

8 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

STATEMENT OF OPERATIONS
For the Period Ended March 28, 2013* (Unaudited)

Investment Income
Distributions from Master Limited Partnerships	31,081
Less: return of capital on distributions	(30,153)
Dividend Income	100
Total investment income	1,028

Expenses
Investment advisory fee	4,460
Miscellaneous	959
Total expenses	5,419

Net Investment Loss	(4,391)

Realized and Unrealized Gain
Net Realized Gain on:
Investments	1,298
Net Change in Unrealized Appreciation on:
Investments	414,561
Net realized and unrealized gains on investments	415,859

Net increase in net assets resulting from operations	$411,468

*	Fund commenced operations at the close of business on December 28, 2012. March 28, 2013 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying notes.

See accompanying Notes to Financial Statements.

9 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

STATEMENT OF CHANGES IN NET ASSETS

For the Period Ended March 28, 2013* (Unaudited)
Operations
Net investment loss	$(4,391)
Net realized gain on investments	1,298
Net change in unrealized appreciation on investments	414,561
Net increase in net assets resulting from operations	411,468

Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Proceeds from contributions	2,853,771
Payments for withdrawals	(20,889)
2,832,882

Net Assets
Total Increase	3,244,350
Beginning of the period	—
End of period	$3,244,350

*	Fund commenced operations at the close of business on December 28, 2012. March 28, 2013 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying notes.

See accompanying Notes to Financial Statements.

10 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

FINANCIAL HIGHLIGHTS

For the period ended March 28, 2013(1)(Unaudited)
Per Share Operating Data
Net Asset Value, Beginning of Period (2)	$10.00

Income(loss) from investment operations:
Net investment loss (3)	(0.02)
Net Realized and Unrealized Gains	1.77
Total from investment operations	1.75

Net Asset Value, End of Period	$11.75
Total Return (4)(5)	17.50%

Supplemental Data
Net Assets, End of Period (in thousands)	$3,244
Average net assets, (in thousands)	$2,577

Ratio to average net assets
Net investment loss (6)	(0.68%)
Total Expenses (6)	0.85%

Portfolio Turnover Rate (5)	7%

(1)	For the period from December 28, 2012 (commencement of operations) through March 28, 2013. See Note 1 of the accompanying notes.

(2)	The net asset value for the beginning of the period represents the initial contribution per share of $10.

(3)	Calculated based on average shares outstanding during the period.

(4)
Assumes an initial investment on December 28, 2012, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(5)	Not annualized for less than full periods.

(6)	Annualized for less than full periods.

See accompanying Notes to Financial Statements.

11 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

NOTES TO THE FINANCIAL STATEMENTS
March 28, 2013 (Unaudited)

1. Significant Accounting Policies

Oppenheimer SteelPath Master MLP Fund, LLC (the “Fund”) is organized as a Delaware limited liability company and registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund’s investment adviser is OFI SteelPath, Inc. (the “Manager”). As of March 28, 2013, 100% of the shares of the Fund were owned by other funds advised or sub-advised by the Manager or an affiliate of the Manager.

Shares of the Fund are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the “Securities Act”). Investments in the Fund may only be made by “accredited investors” within the meaning of Regulation D under the Securities Act, including other investment companies. The Fund currently offers one class of shares.

For federal income tax purposes, the Fund qualifies as a partnership, and each investor in the Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Fund. Accordingly, as a “pass-through” entity, the Fund pays no dividends or capital gain distributions.

The following is a summary of significant accounting policies consistently followed by the Fund.

Semiannual Period. The last day of the Fund’s semiannual period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Master Limited Partnerships (“MLPs”). Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 90% of its net assets in the equity securities of a minimum of forty MLPs.

MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

Concentration Risk. Under normal circumstances, the Fund intends to invest at least 90% of its total assets in securities of MLP’s, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, commodity pricing risk, acquisition risk, and the risk associated with the hazards inherent in midstream energy industry activities.

12 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

NOTES TO THE FINANCIAL STATEMENTS (Continued)
March 28, 2013 (Unaudited)

Federal Taxes. The Fund, as an entity, will not be subject to U.S. federal income tax. The Fund will be treated for U.S. federal income tax purposes as a partnership, and not as an association taxable as a corporation. Therefore, a tax provision is not required. Each shareholder is required for U.S. federal income tax purposes to take into account, in its taxable year with which (or within which a taxable year of the Fund ends), its distributive share of all items of Fund income, gains, losses, and deductions for such taxable year of the Fund. A shareholder must take such items into account even if the Fund does not distribute cash or other property to such shareholder during its taxable year.

Investment Income. Partnership distributions and dividend income are recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Securities Valuation.

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

13 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

NOTES TO THE FINANCIAL STATEMENTS (Continued)
March 28, 2013 (Unaudited)

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

14 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

NOTES TO THE FINANCIAL STATEMENTS (Continued)
March 28, 2013 (Unaudited)

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

15 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

NOTES TO THE FINANCIAL STATEMENTS (Continued)
March 28, 2013 (Unaudited)

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

Level 2 - inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks etc.)

Level 3 - significant unobservable inputs (including the Manager’s own judgments about assumptions that participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Oppenheimer SteelPath Master MLP Fund

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares*	$3,039,666	$—	$—	$3,039,666
Short-Term Investments	285,858	—	—	285,858
Total	$3,325,524	$—	$—	$3,325,524

*	For a detailed break-out of securities by major industry classification, please refer to the Statement of Investments.

The Funds did not hold any Level 3 securities during the period ended March 28, 2013.

There have been no transfers between pricing levels for the Fund.

16 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

NOTES TO THE FINANCIAL STATEMENTS (Continued)
March 28, 2013 (Unaudited)

3. Shares of Beneficial Interest.

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

	For the Period Ended March 28, 2013
	Shares	Dollars
Contributions	278,111	$2,853,771
Withdrawals	(1,903)	(20,889)
Net Increase	276,208	$2,832,882

4. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds of sales of securities, other than short-term obligations, for the period ended March 28, 2013.

	Purchases	Sales
Investment Securities	$2,843,210	$189,250

5. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate of 0.70%.

6. Change in Independent Registered Public Accounting Firm

At a meeting held on February 27, 2013, the Board of Directors of the Fund appointed Cohen Fund Audit Services, Ltd. as the independent registered public accounting firm to the Fund for the 2013 fiscal year to replace the firm of KPMG LLP.  The report of KPMG LLP on the Fund's financial statements for the period from November 7, 2012 (date of organization) through December 17, 2012 contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles.  Furthermore, during the period November 7, 2012 through February 27, 2013, there were no disagreements between the Fund and KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures which, if not resolved to the satisfaction of KPMG LLP, would have caused KPMG LLP to make reference thereto in connection with its report.

17 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

The Board of Directors (the “Board”), including a majority of the independent Directors, is required to determine whether to approve the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board will employ an independent consultant to prepare a report that provides information, including comparative information. In addition, the Board anticipates receiving information throughout the year regarding Fund services, fees, expenses and performance.

In approving the Fund’s initial Agreement, the Board considered information provided by the Manager on the following factors: (i) the nature, quality and extent of the Manager’s proposed services to be provided, (ii) the proposed fees and expenses of the Fund, including estimated and comparative expense information, (iii) the anticipated profitability of the Manager and its affiliates, including an analysis of the anticipated cost of providing services, (iv) whether economies of scale may be realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (v) other benefits that the Manager may receive from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.

Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services to be provided to the Fund and information regarding the Manager’s key personnel who will provide such proposed services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Board also considered that the Manager provides the Fund with office space, facilities and equipment.

The Board also considered the quality of the services expected to be provided and the quality of the Manager’s resources that will be available to the Fund. The Board considered that the Manager’s parent company has over 50 years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Stuart Cartner, Gabriel Hammond and Brian Watson, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with other funds managed by the Manager. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations, and resources, that the Fund will benefit from the services provided under the Agreement.

18 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT
(Continued)

Costs of Services by the Manager. The Board reviewed the proposed fees to be paid to the Manager and the other expenses that will be borne by the Fund. The Board also received information from the Manager about other services that it would provide the Fund but for which the Manager would not be compensated under the Agreement. The Board also considered the comparability of the fees to be charged and the services to be provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The Board also considered how the Fund’s expenses will compare to a group of similar, unaffiliated funds. The Board noted that the proposed management fee and gross total expenses for the Fund would be lower than the expenses charged to similar funds.

Performance. The Board considered that the Fund has no operational history and that its performance could not be a factor in deciding whether to approve the Agreement.

Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s expected costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board considered whether the Manager might realize economies of scale in managing and supporting the Fund and whether those economies of scale could benefit the Fund’s shareholders as Fund assets grow. In this regard, the Board noted that proposed management fee did not include breakpoints.

Other Benefits to the Manager. In evaluating other benefits that may accrue to the Manager from its relationship with the Fund, the Board noted that an affiliate of the Manager would serve as the proposed placement agent for the Fund. The Board also considered information that was provided regarding the direct and indirect benefits that may accrue to the Manager from its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.

Conclusions. These factors were also considered by the independent Directors meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Directors. Fund counsel and the independent Directors’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Directors, approved the Agreement through December 3, 2014. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.

19 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS (Unaudited)

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

20 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

Directors and Officers	Sam Freedman, Director, Chairman of the Board of Directors
Edward L. Cameron, Director
Jon S. Fossel, Director
Richard F. Grabish, Director
Beverly L. Hamilton, Director
Victoria J, Herget, Director
Robert J. Malone, Director
F. William Marshall, Jr., Director
Karen L. Stuckey, Director
James D. Vaughn, Director
William F. Glavin, Jr., Director, President and Principal Executive Officer
Stuart Cartner, Vice President
Gabriel Hammond, Vice President
Brian Watson, Vice President
Arthur S. Gabinet, Secretary and Chief Legal Officer
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OFI SteelPath, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	UMB Fund Services, Inc.

Independent Registered Public Accounting Firm	Cohen Fund Audit Services, Ltd.

Counsel	K&L Gates LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

©2013 OFI SteelPath, Inc. All rights reserved.

21 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

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P.O. Box 2175
Milwaukee, WI 53201
Toll Free 888-614-6614
www.steelpath.com

The SteelPath Funds are distributed by OppenheimerFunds Distributor, Inc.

OPPENHEIMERFUNDS™
THE RIGHT WAY TO INVEST

Item 2.  Code of Ethics.

Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to semi-annual reports.

Item 6.  Investments.

Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

None.

Item 11.  Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/28/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)	(1)	Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing exhibit.
Not applicable to semi-annual reports.

(2)	A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer SteelPath Master MLP Fund, LLC

/s/ William F. Glavin Jr.
By: William F. Glavin Jr.
Principal Executive Officer
Date	5/8/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

/s/ William F. Glavin Jr.
By: William F. Glavin Jr.
Principal Executive Officer
Date	5/8/13

/s/ Brian W. Wixted
By: Brian W. Wixted
Principal Financial Officer
Date	5/8/13